Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income taxes
Schedule of components of income tax benefit /(expense)

EURm	2018	2017	2016
Continuing operations
Current tax	(530)	(261)	(534)
Deferred tax	341	(666)	991
Total	(189)	(927)	457

Schedule of the reconciliation of the difference between income tax computed at the statutory rate in Finland and income tax recognized

EURm	2018	2017	2016
Income tax benefit at statutory rate	72	102	274
Permanent differences	(22)	85	31
Tax impact on operating model changes(1)	13	(245)	439
Non-creditable withholding taxes	(24)	(29)	(42)
Income taxes for prior years(2)	26	(132)	3
Effect of different tax rates of subsidiaries operating in other jurisdictions	(31)	178	88
Effect of deferred tax assets not recognized(3)	(205)	(164)	(318)
Benefit arising from previously unrecognized deferred tax assets	46	56	19
Net increase in uncertain tax positions	(43)	–	(20)
Change in income tax rates(4)	(45)	(738)	3
Income taxes on undistributed earnings	26	(42)	(23)
Other	(2)	2	3
Total	(189)	(927)	457
(1)

In 2017, the Group continued to integrate former Nokia and Alcatel Lucent operating models, the Group transferred certain intellectual property between its operations in Finland and in the United States, recording a tax expense of EUR 245 million. These transactions reduced the deferred tax assets in the United States and increased the deferred tax assets in Finland. In 2016, following the completion of the Squeeze-Out of the remaining Alcatel Lucent Securities, the Group launched actions to integrate the former Alcatel Lucent and Nokia operating models. In connection with these integration activities, the Group transferred certain intellectual property to its operations in the United States, recording a tax benefit and additional deferred tax assets of EUR 348 million. In addition, the Group elected to treat the acquisition of Alcatel Lucent’s operations in the United States as an asset purchase for United States tax purposes. The impact of this election was to utilize or forfeit existing deferred tax assets and record new deferred tax assets with a longer amortization period than the life of those forfeited assets. As a result of this, EUR 91 million additional deferred tax assets were recorded in 2016.

(2)

In 2017, the Group recorded a EUR 139 million tax expense related to an uncertain tax position in Germany. The matter relates to the disposal of the former Alcatel Lucent railway signaling business in 2006 to Thalès.

(3)	In 2018, relates primarily to foreign withholding tax credits in Finland. In 2016, relates primarily to tax losses and temporary differences in France.
(4)

In 2017, primarily resulting from the tax rate change in the United States. The United States federal income tax rate reduction caused a revaluation of the United States deferred tax assets and liabilities, resulting in the recognition of an additional tax provision of EUR 777 million.

Schedule of deferred assets and liabilities

	2018			2017
	Deferred	Deferred		Deferred	Deferred
EURm	tax assets	tax liabilities	Net balance	tax assets	tax liabilities	Net balance
Tax losses carried forward and unused tax credits	1 300	–		1 019	–
Undistributed earnings	–	(80)		–	(106)
Intangible assets and property, plant and equipment	2 922	(299)		2 851	(353)
Defined benefit pension assets	51	(1 028)		13	(940)
Other non-current assets	28	(21)		85	(6)
Inventories	196	(16)		157	(1)
Other current assets	178	(16)		241	(7)
Defined benefit pension and other post-retirement liabilities	962	–		933	(60)
Other non-current liabilities	30	(10)		34	–
Provisions	205	(47)		240	(55)
Other current liabilities	220	(84)		223	(78)
Other temporary differences	77	(7)		12	(33)
Total before netting	6 169	(1 608)	4 561	5 808	(1 639)	4 169
Netting of deferred tax assets and liabilities	(1 258)	1 258	–	(1 226)	1 226	–
Total after netting	4 911	(350)	4 561	4 582	(413)	4 169

Schedule of movements in the net deferred tax balance

EURm	2018	2017
As of January 1	4 169	5 298
Adoption of IFRS 9 and IFRS 15	19	–
Recognized in income statement, Continuing Operations	341	(666)
Recognized in income statement, Discontinued Operations	29	2
Recognized in other comprehensive income	(57)	(150)
Recognized in equity	6	(7)
Acquisitions through business combinations and disposals	–	(29)
Translation differences	54	(279)
As of December 31	4 561	4 169

Schedule of temporary differences, tax losses carried forward and tax credits for which no deferred tax asset was recognized due to uncertainty of utilization

EURm	2018	2017
Temporary differences	1 600	1 879
Tax losses carried forward	18 757	18 449
Tax credits	108	37
Total	20 465	20 365

Schedule of expiry of tax losses carried forward and unused tax credits

	2018			2017
EURm	Recognized	Unrecognized	Total	Recognized	Unrecognized	Total
Tax losses carried forward
Within 10 years	2 195	1 698	3 893	1 338	1 491	2 828
Thereafter	353	58	411	135	25	160
No expiry	1 497	17 001	18 498	1 674	16 933	18 608
Total	4 045	18 757	22 802	3 147	18 449	21 596
Tax credits
Within 10 years	249	92	341	367	21	388
Thereafter	204	5	209	111	5	116
No expiry	11	11	22	35	11	46
Total	464	108	572	513	37	550